Pensions (Tables)	12 Months Ended
Dec. 31, 2017
Pensions
Major classes of plan assets as a percentage of total plan assets

	Main scheme
Major classes of plan assets as a percentage of total plan assets	2017%	2016%
Quoted assets
Quoted equities
- Consumer industry	6.7	4.6
- Manufacturing industry	1.8	1.8
- Energy and utilities	3.6	2.7
- Financial institutions	7.8	8.3
- Technology and telecommunications	1.9	2.3
- Other	0.1	0.8
Private equity	4.0	3.4
Index-linked bonds	30.6	31.4
Government fixed interest bonds	9.2	5.9
Corporate fixed interest bonds	15.8	17.9

Unquoted assets
Corporate and other bonds	1.0	1.8
Hedge funds	—	0.2
Real estate	5.2	5.2
Derivatives	8.1	10.2
Cash and other assets	4.2	3.4
Equity exposure of equity futures	(3.6)	(1.8)
Cash exposure of equity futures	3.6	1.9
	100.0	100.0

Summary of derivative instruments

	2017			2016
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	11	310	555	12	299	549
Interest rate swaps	44	8,161	4,779	41	9,440	5,442
Currency forwards	12	160	34	15	191	136
Equity and bond call options	2	428	—	2	799	1
Equity and bond put options	3	3	1	2	—	2
Other	4	327	444	4	1,719	1,816

Changes in value of net pension liability

	All schemes
Amounts recognised on the balance sheet	2017 £m	2016 £m
Fund assets at fair value	49,746	49,229
Present value of fund liabilities	42,378	43,990
Funded status	7,368	5,239
Asset ceiling/minimum funding	7,105	5,326
	263	(87)

Net pension asset/(liability) comprises	2017 £m	2016 £m
Net assets of schemes in surplus (included in Prepayments, accrued income and other assets, Note 17)	392	276
Net liabilities of schemes in deficit	(129)	(363)
	263	(87)

	Main scheme				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	liability/	value of	benefit	minimum	liability/
	plan assets	obligation	funding (1)	(asset)	plan assets	obligation	funding (1)	(asset)
Changes in value of net pension liability/(asset)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	30,703	30,966	2,981	3,244	34,708	35,152	3,130	3,574
Currency translation and other adjustments	—	—	—	—	533	602	—	69
Income statement
Net interest expense	1,310	1,184	116	(10)	1,454	1,327	122	(5)
Current service cost	—	199	—	199	—	264	—	264
Past service cost	—	28	—	28	—	8	—	8
Loss on curtailments or settlements	—	—	—	—	—	1	—	1
	1,310	1,411	116	217	1,454	1,600	122	268
Statement of comprehensive income
Return on plan assets above recognised interest income	8,562	—	—	(8,562)	9,254	—	—	(9,254)
Experience gains and losses	—	(658)	—	(658)	—	(794)	—	(794)
Effect of changes in actuarial financial assumptions	—	8,803	—	8,803	—	9,565	—	9,565
Effect of changes in actuarial demographic assumptions	—	(402)	—	(402)	—	(542)	—	(542)
Asset ceiling/minimum funding adjustments	—	—	1,876	1,876	—	—	2,074	2,074
	8,562	7,743	1,876	1,057	9,254	8,229	2,074	1,049

Contributions by employer	4,518	—	—	(4,518)	4,786	—	—	(4,786)
Contributions by plan participants and other scheme
members	—	—	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(43)	(130)	—	(87)
Benefits paid	(1,269)	(1,269)	—	—	(1,475)	(1,475)	—	—
At 1 January 2017	43,824	38,851	4,973	—	49,229	43,990	5,326	87
Currency translation and other adjustments	—	—	—	—	46	46	3	3
Income statement
Net interest expense	1,155	1,021	134	—	1,285	1,140	142	(3)
Current service cost	—	226	—	226	—	292	—	292
Past service cost	—	19	—	19	—	20	—	20
Loss on curtailments or settlement	—	—	—	—	—	66	—	66
	1,155	1,266	134	245	1,285	1,518	142	375

Statement of comprehensive income
Return on plan assets above recognised interest income	1,580	—	—	(1,580)	1,728	—	—	(1,728)
Experience gains and losses	—	107	—	107	—	93	—	93
Effect of changes in actuarial financial assumptions	—	678	—	678	—	737	—	737
Effect of changes in actuarial demographic assumptions	—	(794)	—	(794)	—	(826)	—	(826)
Asset ceiling/minimum funding adjustments	—	—	1,608	1,608	—	—	1,634	1,634
	1,580	(9)	1,608	19	1,728	4	1,634	(90)

Contributions by employer	264	—	—	(264)	627	—	—	(627)
Contributions by plan participants and other scheme members	4	4	—	—	10	10	—	—
Liabilities extinguished upon settlement	—	—	—	—	(744)	(755)	—	(11)
Benefits paid	(2,175)	(2,175)	—	—	(2,435)	(2,435)	—	—
At 31 December 2017	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)

Notes:

(1)

In recognising the net surplus or deficit of a pension scheme, the funded status of each scheme is adjusted to reflect any minimum funding requirement imposed on the sponsor and any ceiling on the amount that the sponsor has an unconditional right to recover from a scheme.

(2)	The Group expects to make contributions to the Main scheme of £190 million in 2018.

Principal actuarial assumptions

	Principal IAS 19 actuarial assumptions		Principal assumptions of 2015 triennial valuation
	2017%	2016%	2015
Discount rate	2.6	2.7	Fixed interest swap yield curve plus 1.5% per annum at
			all durations
Inflation assumption (RPI)	3.1	3.2	Retail price index RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.2
Rate of increase in pensions in payment	2.9	3.0	(RPI floor 0%, cap 5%): Limited price indexation (LPI) (0,5) swap yield curve

Proportion of pension converted to a cash lump sum at retirement	21	21	21%
Longevity at age 60 for current pensioners
(years)
Males	27.2	27.4	28.4
Females	28.7	29.1	30.2

Longevity at age 60 for future pensioners
currently aged 40 (years)
Males	28.6	29.0	29.9
Females	30.4	31.2	32.4

Sensitivities of the present value of defined benefit obligations

	Main scheme (decrease)/increase
	in obligation at 31 December
	2017	2016
	£m	£m
0.25% increase in the discount rate	(1,964)	(1,978)
0.25% increase in inflation	1,329	1,552
0.25% additional rate of increase in pensions in payment	1,328	1,339
Longevity increase of one year	1,478	1,522

Different classes of scheme members proportions
	2017	2016
Membership category	%	%
Active members	16.2	18.1
Deferred members	47.3	45.9
Pensioners and dependants	36.5	36.0
	100.0	100.0

History of defined benefit schemes

	Main Scheme					All schemes
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	44,652	43,824	30,703	30,077	24,272	49,746	49,229	34,708	34,359	28,488
Present value of plan obligations	37,937	38,851	30,966	31,776	26,958	42,378	43,990	35,152	36,643	31,484
Net surplus/(deficit)	6,715	4,973	(263)	(1,699)	(2,686)	7,368	5,239	(444)	(2,284)	(2,996)

Experience (losses)/gains on plan liabilities	(107)	658	233	3	102	(93)	794	258	18	176
Experience gains/(losses) on plan assets	1,580	8,562	(415)	4,629	986	1,728	9,254	(458)	5,171	1,097
Actual return on plan assets	2,735	9,872	703	5,766	1,997	3,013	10,708	749	6,485	2,270
Actual return on plan assets - %	6.2%	32.2%	2.3%	23.8%	8.9%	6.1%	30.9%	2.2%	22.8%	8.6%